Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) ₩ / shares	[1]	Dec. 31, 2018 USD ($) $ / shares	[1]	Dec. 31, 2017 KRW (₩) ₩ / shares		Dec. 31, 2016 KRW (₩) ₩ / shares
Statement Of Comprehensive Income Abstract [Abstract]
Interest income	₩ 13,734,569		$ 12,341,797		₩ 11,919,057	[2]	₩ 10,334,959
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	12,986,209		11,669,325		0		0
Interest income from financial instruments at fair value through profit or loss	748,360		672,472		0		0
Interest income from loans and receivables and investments	0		0		11,382,452		10,021,882
Interest income from financial instruments at fair value through profit or loss (under IAS 39)	0		0		536,605		313,077
Interest expense	(4,829,641)		(4,339,885)		(3,672,443)	[2]	(3,619,353)
Net interest income	8,904,928		8,001,912		8,246,614	[2]	6,715,606
Fee and commission income	3,717,720		3,340,720		3,988,250		3,150,877
Fee and commission expense	(1,474,344)		(1,324,836)		(1,938,226)		(1,565,985)
Net fee and commission income	2,243,376		2,015,884		2,050,024		1,584,892
Insurance income	11,975,070		10,760,722		8,970,992		1,201,352
Insurance expense	(11,484,954)		(10,320,307)		(8,377,282)		(1,319,155)
Net insurance income(expense)	490,116		440,415		593,710		(117,803)
Net gains on financial assets/liabilities at fair value through profit or loss before applying overlay approach	350,490		314,948		0		0
Net gains on overlay adjustment	813		731		0		0
Net gains on financial assets/liabilities at fair value through profit or loss	351,303		315,679		0		0
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)	0		0		203,724		(321,845)
Net other operating expense	(1,130,036)		(1,015,443)		(901,890)		(415,908)
General and administrative expenses	(5,918,512)		(5,318,338)		(5,628,664)		(5,228,711)
Operating profit before provision for credit losses	4,941,175		4,440,109		4,563,518		2,216,231
Provision for credit losses	(673,694)	[3]	(605,377)	[3]	(548,244)		(539,283)
Net operating income	4,267,481		3,834,732		4,015,274		1,676,948
Share of profit of associates and joint ventures	24,260	[3]	21,800	[3]	84,274		280,838
Net other non-operating income	9,791		8,798		38,876		670,869
Net non-operating income	34,051		30,598		123,150		951,707
Profit before income tax	4,301,532		3,865,330		4,138,424		2,628,655
Income tax expense	(1,239,586)		(1,113,885)		(794,963)		(438,475)
Profit for the year	3,061,946	[3]	2,751,445	[3]	3,343,461		2,190,180
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(138,016)		(124,021)		22,605		12,671
Share of other comprehensive income of associates and joint ventures	(74)		(66)		(145)		3,623
Revaluation gains on equity instruments at fair value through other comprehensive income	(31,169)		(28,009)		0		0
Fair value changes on financial liabilities designated at fair value due to own credit risk	1,484		1,334		0		0
Items that will not be reclassified to profit or loss (Sub Total)	(167,775)		(150,762)		22,460		16,294
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	48,820		43,869		(110,037)		20,148
Net gains on financial instruments at fair value through other comprehensive income	119,182		107,096		0		0
Valuation gains on financial investments	0		0		89,117		(47,871)
Shares of other comprehensive income of associates and joint ventures	(3,659)		(3,288)		100,880		(10,716)
Cash flow hedges	(9,038)		(8,121)		20,959		4,303
Gains (losses) on hedges of a net investment in a foreign operation	(27,134)		(24,382)		26,614		(7,095)
Other comprehensive income of separate account	28,709		25,797		(13,767)		0
Net gains on overlay adjustment	413		371		0		0
Items that may be reclassified subsequently to profit or loss(Sub Total)	157,293		141,342		113,766		(41,231)
Other comprehensive income(loss) for the year, net of tax	(10,482)		(9,420)		136,226		(24,937)
Total comprehensive income for the year attributable (Sub Total)	3,051,464		2,742,025		3,479,687		2,165,243
Profit attributable to
Shareholders of the parent company	3,061,191		2,750,767		3,311,438		2,143,744
Non-controlling interests	755		678		32,023		46,436
Profit attributable (Sub Total)	3,061,946	[3]	2,751,445	[3]	3,343,461		2,190,180
Total comprehensive income for the year attributable to
Shareholders of the parent company	3,050,805		2,741,433		3,445,285		2,118,829
Non-controlling interests	659		592		34,402		46,414
Total comprehensive income for the year attributable (Sub Total)	₩ 3,051,464		$ 2,742,025		₩ 3,479,687		₩ 2,165,243
Earnings Per Share
Basic earnings per share | (per share)	₩ 7,721		$ 6.94		₩ 8,305		₩ 5,588
Diluted earnings per share | (per share)	₩ 7,676		$ 6.90		₩ 8,257		₩ 5,559

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	Regarding reclassification of interest income following the change in accounting policy, interest income for 2016 and 2017, has been restated.
[3]	The consolidated statement of cash flows for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.